Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Financing income (including related party amounts of RMB 90,539, RMB 4,551 and RMB nil (US$ nil) for the years ended December 31, 2016, 2017 and 2018, respectively)	¥ 3,535,275,780	$ 514,184,536	¥ 3,642,183,767	¥ 1,271,455,857
Loan facilitation income and others	1,646,772,629	239,513,145	302,009,352	21,753,981
Total revenues	7,692,342,304	1,118,804,785	4,775,366,052	1,442,846,339
Cost of revenues:
Cost of goods sold	(2,003,642,524)	(291,417,719)	(23,895,186)
Cost of other revenues (including related party amounts of RMB 47,336,686, RMB 221,009,227 and RMB 147,610,831 (US$ 21,469,105) for the years ended December 31, 2016, 2017 and 2018, respectively)	(731,785,772)	(106,433,827)	(856,950,671)	(267,862,006)
Total cost of revenues	(2,735,428,296)	(397,851,546)	(880,845,857)	(267,862,006)
Operating expenses:
Sales and marketing (including related party amounts of RMB 36,149,807, RMB 238,114,969 and RMB 32,542,281 (US$ 4,733,078) for the years ended December 31, 2016, 2017 and 2018, respectively)	(540,550,282)	(78,619,778)	(431,749,549)	(182,457,597)
General and administrative	(255,867,298)	(37,214,353)	(183,673,832)	(108,786,166)
Research and development	(199,560,164)	(29,024,822)	(153,257,564)	(52,275,077)
Loss on guarantee liabilities	(116,592,666)	(16,957,700)	(150,152,083)	(860,989)
Provision for receivables	(1,178,723,206)	(171,438,180)	(605,163,716)	(132,176,545)
Total operating expenses	(2,291,293,616)	(333,254,833)	(1,523,996,744)	(476,556,374)
Other operating income	23,747,754	3,453,968	50,702,352	14,646,251
Income from operations	2,689,368,146	391,152,374	2,421,225,803	713,074,210
Interest and investment income, net	35,740,334	5,198,216	4,210,903	1,857,328
Foreign exchange loss, net	(90,771,459)	(13,202,161)	(7,176,838)	(9,651,304)
Other income	15,231,215	2,215,288	2,107,933	47,186
Other expenses	(521,505)	(75,850)	(362,978)	(1,834,352)
Net income before income taxes	2,649,046,731	385,287,867	2,420,004,823	703,493,068
Income tax expenses	(157,730,518)	(22,940,952)	(255,546,003)	(126,840,450)
Net income	2,491,316,213	362,346,915	2,164,458,820	576,652,618
Net income attributable to Qudian Inc.’s shareholders	¥ 2,491,316,213	362,346,915	2,164,458,820	¥ 576,652,618
Earnings per share for Class A and Class B ordinary shares:
Basic | ¥ / shares	¥ 7.82			¥ 7.27
Diluted | ¥ / shares	¥ 7.74			¥ 1.90
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic				79,310,000
Diluted				303,780,000
Other comprehensive income/(loss)
Foreign currency translation adjustment	¥ 33,089,222	4,812,628	(77,947,461)
Total comprehensive income	2,524,405,435	367,159,543	2,086,511,359	¥ 576,652,618
Total comprehensive income attributable to Qudian Inc.'s shareholders	¥ 2,524,405,435	$ 367,159,543	¥ 2,086,511,359	¥ 576,652,618
Common Class A and Class B [Member]
Earnings per share for Class A and Class B ordinary shares:
Basic | (per share)	¥ 7.82	$ 1.14	¥ 17.13	¥ 7.27
Diluted | (per share)	¥ 7.74	$ 1.13	¥ 7.09	¥ 1.90
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	318,685,836	318,685,836	126,390,196	79,305,191
Diluted	321,955,142	321,955,142	305,221,444	303,778,745
American Depositary Shares [Member]
Earnings per share for Class A and Class B ordinary shares:
Basic | (per share)	¥ 7.82	$ 1.14	¥ 17.13
Diluted | (per share)	¥ 7.74	$ 1.13	¥ 7.09
Sales Commission Fee [Member]
Revenues:
Revenues	¥ 307,492,444	$ 44,722,921	¥ 797,167,074	¥ 126,693,335
Sales Income [Member]
Revenues:
Revenues	2,174,788,821	316,309,915	26,083,472
Penalty fees {Member]
Revenues:
Revenues	¥ 28,012,630	$ 4,074,268	¥ 7,922,387	¥ 22,943,166